VANECK OFFICE AND COMMERCIAL REIT ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.8%
Equity Real Estate Investment Trusts (REITs) :
99.8%
American Assets Trust, Inc. 761 $ 14,801
Boston Properties, Inc. 1,087 64,654
Brandywine Realty Trust 2,294 10,415
COPT Defense Properties 1,860 44,324
Cousins Properties, Inc. 1,497 30,494
Douglas Emmett, Inc. 2,267 28,927
Easterly Government
Properties, Inc. 1,569 17,934
Empire State Realty Trust, Inc. 2,006 16,128
Equity Commonwealth * 2,077 38,154
Highwoods Properties, Inc. 1,380 28,442
Hudson Pacific Properties, Inc. 1,991 13,240
JBG SMITH Properties 937 13,549
Kilroy Realty Corp. 1,905 60,217
Number
of Shares Value
Equity Real Estate Investment Trusts (REITs)
(continued)
Kimco Realty Corp. 883 $ 15,532
Office Properties Income Trust 894 3,665
Orion Office REIT, Inc. 665 3,465
Paramount Group, Inc. 3,128 14,451
Piedmont Office Realty Trust,
Inc. 2,209 12,415
Prologis, Inc. 237 26,594
Realty Income Corp. 523 26,119
Rexford Industrial Realty, Inc. 308 15,200
Simon Property Group, Inc. 248 26,791
SL Green Realty Corp. 1,013 37,785
Vornado Realty Trust 2,844 64,502
WP Carey, Inc. 394 21,308
Underline
Total Common Stocks
(Cost: $705,297) 649,106
Total Investments: 99.8%
(Cost: $705,297) 649,106
Other assets less liabilities: 0.2% 1,590
NET ASSETS: 100.0% $ 650,696
* Non-income producing
Summary of Investments by Sector
% of
Investments Value
Financial 100.0% $ 649,106